Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalents [abstract]
Cash in hand	₺ 144	₺ 192
Banks	7,413,113	4,712,141
Demand deposits	587,007	603,553
Time deposits	6,826,106	4,108,588
Other cash and cash equivalents	5,982
Cash and cash equivalents	₺ 7,419,239	₺ 4,712,333	₺ 6,052,352	₺ 2,918,796